Investments in Non-Consolidated Companies (Tables)	12 Months Ended
May 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments [Table Text Block]

A summary of our equity-method investments, which were in operation as of May 31, 2011, is as follows:

Entity	Economic Interest
Gulf Sulphur Services LTD., LLLP	0.500
River Bend Ag, LLC	0.500
IFC S.A.	0.450
Yunnan Three Circles Sinochem Cargill Fertilizers Co. Ltd.	0.350
MVM Resources International B.V.	0.350
Canpotex Limited	0.371

The summarized financial information shown below includes all non-consolidated companies carried on the equity method.

	May 31,
(in millions)	2011	2010	2009
Net sales	$4,061.7	$3,617.5	$5,775.6
Net earnings (loss)	0.5	(17.0)	263.7

Mosaic's share of equity in net earnings (loss)	(5.0)	(10.9)	100.1

Total assets	1,690.6	2,290.9	2,612.5
Total liabilities	1,022.5	1,580.0	1,925.6

Mosaic's share of equity in net assets	247.2	259.6	247.0